Employee Benefit Plans - Schedule of Amounts Expected to Recognized in Net Periodic Benefit Costs (Details) $ in Thousands	Mar. 31, 2020 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	$ 974
Actuarial loss	32,899
Other postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(5,105)
Actuarial loss	$ (4,766)